Investment property (Tables)	6 Months Ended
Dec. 31, 2022
Investment property
Schedule of investment property

Total
£’000
At 1 July 2022
Cost	20,553
Accumulated depreciation and impairment	(280)
Net book amount	20,273
Six months ended 31 December 2022
Opening net book amount	20,273
Depreciation charge	(140)
Closing net book amount	20,133
At 31 December 2022
Cost	32,193
Accumulated depreciation and impairment	(12,060)
Net book amount	20,133

At 1 July 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553
Six months ended 31 December 2021
Opening net book amount	20,553
Depreciation charge	(140)
Closing net book amount	20,413
At 31 December 2021
Cost	32,193
Accumulated depreciation and impairment	(11,780)
Net book amount	20,413